Credit Risk (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of credit risk exposure [abstract]
Disclosure of provision matrix
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as expected credit loss (ECL) is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.21	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,575	643	21	143	807	1,017	11,399
Credit cards, unsecured loans and other retail lending	21,196	2,541	177	132	2,850	1,617	25,663
Wholesale loans	86,087	12,454	524	373	13,351	1,340	100,778
Total	116,858	15,638	722	648	17,008	3,974	137,840

Impairment allowance
Home loans	7	37	1	1	39	341	387
Credit cards, unsecured loans and other retail lending	609	677	38	66	781	1,057	2,447
Wholesale loans	193	316	5	10	331	667	1,191
Total	809	1,030	44	77	1,151	2,065	4,025

Net exposure
Home loans	9,568	606	20	142	768	676	11,012
Credit cards, unsecured loans and other retail lending	20,587	1,864	139	66	2,069	560	23,216
Wholesale loans	85,894	12,138	519	363	13,020	673	99,587
Total	116,049	14,608	678	571	15,857	1,909	133,815

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.8	4.8	0.7	4.8	33.5	3.4
Credit cards, unsecured loans and other retail lending	2.9	26.6	21.5	50.0	27.4	65.4	9.5
Wholesale loans	0.2	2.5	1.0	2.7	2.5	49.8	1.2
Total	0.7	6.6	6.1	11.9	6.8	52.0	2.9

As at 31.12.20
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,627	761	53	87	901	1,099	11,627
Credit cards, unsecured loans and other retail lending	18,923	4,987	393	191	5,571	1,853	26,347
Wholesale loans	83,254	14,184	1,066	688	15,938	2,167	101,359
Total	111,804	19,932	1,512	966	22,410	5,119	139,333

Impairment allowance
Home loans	6	40	6	6	52	376	434
Credit cards, unsecured loans and other retail lending	399	1,092	111	124	1,327	1,253	2,979
Wholesale loans	280	475	49	9	533	840	1,653
Total	685	1,607	166	139	1,912	2,469	5,066

Net exposure
Home loans	9,621	721	47	81	849	723	11,193
Credit cards, unsecured loans and other retail lending	18,524	3,895	282	67	4,244	600	23,368
Wholesale loans	82,974	13,709	1,017	679	15,405	1,327	99,706
Total	111,119	18,325	1,346	827	20,498	2,650	134,267

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.3	11.3	6.9	5.8	34.2	3.7
Credit cards, unsecured loans and other retail lending	2.1	21.9	28.2	64.9	23.8	67.6	11.3
Wholesale loans	0.3	3.3	4.6	1.3	3.3	38.8	1.6
Total	0.6	8.1	11.0	14.4	8.5	48.2	3.6
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m (December 2020: £7m) ECL on £159.8bn (December 2020: £146.3bn) Stage 1 assets, £1m(December 2020: £6m) on £34m (December 2020: £3.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £94m (December 2020: £132m) on £94m (December 2020: £132m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £572m (December 2020:£769m).

Disclosure of credit risk
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in the Barclays Bank PLC Annual Report 2020 on page 169. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	9,627	6	901	52	1,099	376	11,627	434
Transfers from Stage 1 to Stage 2	(282)	—	282	—	—	—	—	—
Transfers from Stage 2 to Stage 1	248	15	(248)	(15)	—	—	—	—
Transfers to Stage 3	(71)	—	(44)	(4)	115	4	—	—
Transfers from Stage 3	14	—	35	2	(49)	(2)	—	—
Business activity in the year	826	—	—	—	—	—	826	—
Changes to models used for calculation[1]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(484)	(14)	(48)	9	(55)	(64)	(587)	(69)
Final repayments	(303)	—	(71)	(1)	(83)	(1)	(457)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-offs[2]	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2021[3]	9,575	7	807	39	1,017	341	11,399	387

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979
Transfers from Stage 1 to Stage 2	(539)	(31)	539	31	—	—	—	—
Transfers from Stage 2 to Stage 1	2,508	546	(2,508)	(546)	—	—	—	—
Transfers to Stage 3	(130)	(7)	(280)	(127)	410	134	—	—
Transfers from Stage 3	14	18	20	6	(34)	(24)	—	—
Business activity in the year	2,330	30	20	4	20	4	2,370	38
Changes to models used for calculation[1]	—	(3)	—	(27)	—	—	—	(30)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(752)	(316)	(463)	119	(84)	174	(1,299)	(23)
Final repayments	(1,158)	(27)	(49)	(6)	(61)	(5)	(1,268)	(38)
Disposals[4]	—	—	—	—	(19)	(11)	(19)	(11)
Write-offs[2]	—	—	—	—	(468)	(468)	(468)	(468)
As at 30 June 2021[3]	21,196	609	2,850	781	1,617	1,057	25,663	2,447
1Changes to models used for calculation include a £34m movement in Home Loans, £30m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2In H121, gross write-offs amounted to £606m (H120: £643m) and post write-off recoveries amounted to £15m (H120: £1m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £591m (H120: £642m).
3Other financial assets subject to impairment excluded in the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m ECL (December 2020: £7m) on £159.8bn Stage 1 assets (December 2020: £146.3bn), £1m (December 2020: £6m) on £34m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £3.8bn) and £94m (December 2020: £132m) on £94m Stage 3 other assets (December 2020: £132m).
4The £19m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £101m of disposals reported within Wholesale loans include the sale of Barclays Asset Finance and debt sales.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Wholesale loans
As at 1 January 2021	83,254	280	15,938	533	2,167	840	101,359	1,653
Transfers from Stage 1 to Stage 2	(3,956)	(10)	3,956	10	—	—	—	—
Transfers from Stage 2 to Stage 1	5,093	104	(5,093)	(104)	—	—	—	—
Transfers to Stage 3	(98)	(1)	(105)	(11)	203	12	—	—
Transfers from Stage 3	395	1	272	8	(667)	(9)	—	—
Business activity in the year	17,980	32	1,124	29	78	16	19,182	77
Changes to models used for calculation[1]	—	(7)	—	(29)	—	—	—	(36)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,001	(167)	152	(14)	(76)	(4)	1,077	(185)
Final repayments	(17,539)	(38)	(2,885)	(91)	(187)	(32)	(20,611)	(161)
Disposals[2]	(43)	(1)	(8)	—	(50)	(28)	(101)	(29)
Write-offs[3]	—	—	—	—	(128)	(128)	(128)	(128)
As at 30 June 2021[4]	86,087	193	13,351	331	1,340	667	100,778	1,191

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								(37)
Credit cards, unsecured loans and other retail lending								(53)
Wholesale loans								(305)
ECL movement excluding assets derecognised due to disposals and write-offs								(395)
Recoveries and reimbursements[5]								201
Exchange and other adjustments[6]								105
Impairment charge on loan commitments and other financial guarantees								(185)
Impairment charge on other financial assets[4]								(14)
Income statement release for the period								(288)
1Changes to models used for calculation include a £34m movement in Home Loans, £30m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses
2The £19m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £101m disposal reported within Wholesale loans include sale of Barclays Asset Finance and debt sales.
3In H121, gross write-offs amounted to £606m (H120: £643m) and post write-off recoveries amounted to £15m (H120: £1m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £591m (H120: £642m).
4Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m ECL (December 2020: £7m) on £159.8bn Stage 1 assets (December 2020: £146.3bn), £1m (December 2020: £6m) on £34m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £3.8bn) and £94m (December 2020: £132m) on £94m Stage 3 other assets (December 2020: £132m).
5Recoveries and reimbursements includes a net loss in relation to reimbursements from guarantee contracts held with third parties of £216m and post write off recoveries of £15m.
6Exchange and other adjustments includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	125	—	2	—	4	—	131	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	6	—	1	—	—	—	7	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)	—	—	—	—	—	(6)	—
Limit management and final repayments	(88)	—	—	—	(3)	—	(91)	—
As at 30 June 2021	37	—	3	—	1	—	41	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	68,211	34	6,244	33	30	23	74,485	90
Net transfers between stages	3,555	8	(3,786)	(3)	231	(5)	—	—
Business activity in the year	3,135	1	23	—	1	1	3,159	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,142	(9)	213	1	(232)	3	2,123	(5)
Limit management and final repayments	(4,476)	—	(353)	—	(3)	(2)	(4,832)	(2)
As at 30 June 2021	72,567	34	2,341	31	27	20	74,935	85

Wholesale loans
As at 1 January 2021	160,404	205	39,426	446	2,031	28	201,861	679
Net transfers between stages	96	115	1,087	(111)	(1,183)	(4)	—	—
Business activity in the year	39,001	28	2,916	89	12	9	41,929	126
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,912	(146)	688	(61)	(28)	2	2,572	(205)
Limit management and final repayments	(32,861)	(25)	(4,843)	(83)	(455)	(5)	(38,159)	(113)
As at 30 June 2021	168,552	177	39,274	280	377	30	208,203	487

Drivers of loan impairment charge

	As at 30.06.21		As at 31.12.20
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	22	5.7	54	12.4
Credit cards, unsecured loans and other retail lending	550	21.7	960	31.3
Wholesale loans	479	28.5	(78)	(3.3)
Total	1,051	22.9	936	16.0
Management adjustments to models for impairment allowance[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 30.06.2021	£m	£m	£m	£m
Home loans	365	22	—	387
Credit cards, unsecured loans and other retail lending	1,982	778	(228)	2,532
Wholesale loans	1,199	615	(136)	1,678
Total	3,546	1,415	(364)	4,597

As at 31.12.20
Home loans	380	21	33	434
Credit cards, unsecured loans and other retail lending	2,109	986	(26)	3,069
Wholesale loans	2,410	379	(457)	2,332
Total	4,899	1,386	(450)	5,835

1Positive values reflect an increase in impairment allowance.
2Includes £2.6bn (December 2020: £3.9bn) of modelled ECL, £0.7bn (December 2020: £0.8bn) of individually assessed impairments and £0.2bn (December 2020: £0.2bn) ECL from non-modelled exposures.

Macroeconomic variables used in the calculation of ECL and the respective scenario probability weighting

Baseline average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.2021%		%	%
UK GDP[1]	4.9	5.6	2.3
UK unemployment[2]	5.8	5.7	5.1
UK HPI[3]	(0.5)	0.3	3.1
UK bank rate	0.1	0.2	0.4
US GDP[1]	5.7	3.9	1.6
US unemployment[4]	5.6	4.5	4.4
US HPI[5]	3.9	3.5	3.5
US federal funds rate	0.3	0.3	0.7

As at 31.12.20
UK GDP[1]	6.3	3.3	2.6
UK unemployment[2]	6.7	6.4	5.8
UK HPI[3]	2.4	2.3	5.0
UK bank rate	—	(0.1)	—
US GDP[1]	3.9	3.1	2.9
US unemployment[4]	6.9	5.7	5.6
US HPI[5]	2.8	4.7	4.7
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Downside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	(1.7)	2.0	5.2
UK unemployment[2]	7.3	8.2	6.6
UK HPI[3]	(5.8)	(5.8)	0.2
UK bank rate	0.1	—	—
US GDP[1]	1.5	1.4	2.0
US unemployment[4]	8.7	11.0	9.3
US HPI[5]	(4.9)	(3.0)	1.1
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	(3.9)	6.5	2.6
UK unemployment[2]	8.0	9.3	7.8
UK HPI[3]	(13.6)	(10.8)	0.5
UK bank rate	(0.2)	(0.2)	(0.1)
US GDP[1]	(2.4)	3.6	2.1
US unemployment[4]	13.4	11.9	10.1
US HPI[5]	(17.2)	(0.7)	0.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Downside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	0.6	4.4	4.2
UK unemployment[2]	6.4	6.6	5.6
UK HPI[3]	(3.1)	(2.7)	1.7
UK bank rate	0.1	0.1	0.2
US GDP[1]	3.4	2.5	1.6
US unemployment[4]	7.4	7.9	6.1
US HPI[5]	(0.5)	0.2	2.3
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	0.1	6.6	3.2
UK unemployment[2]	7.3	8.0	6.9
UK HPI[3]	(6.7)	(3.5)	1.7
UK bank rate	(0.1)	(0.1)	—
US GDP[1]	0.4	3.6	2.3
US unemployment[4]	11.0	8.9	6.9
US HPI[5]	(5.9)	1.8	2.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	6.8	9.4	4.0
UK unemployment[2]	5.5	4.9	4.4
UK HPI[3]	4.6	9.9	11.3
UK bank rate	0.1	0.4	0.6
US GDP[1]	6.5	8.2	3.4
US unemployment[4]	5.3	3.8	3.8
US HPI[5]	6.5	8.0	7.3
US federal funds rate	0.3	0.3	1.1

As at 31.12.20
UK GDP[1]	12.2	5.3	3.9
UK unemployment[2]	6.2	5.5	4.8
UK HPI[3]	6.6	10.4	10.8
UK bank rate	0.1	0.3	0.3
US GDP[1]	7.1	4.6	4.0
US unemployment[4]	5.5	4.3	4.1
US HPI[5]	8.8	9.1	8.9
US federal funds rate	0.3	0.4	0.6
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	5.9	7.3	3.0
UK unemployment[2]	5.6	5.2	4.7
UK HPI[3]	1.5	4.5	7.4
UK bank rate	0.1	0.2	0.6
US GDP[1]	6.1	5.8	2.4
US unemployment[4]	5.5	4.2	4.2
US HPI[5]	6.2	6.8	5.7
US federal funds rate	0.3	0.3	0.9

As at 31.12.20
UK GDP[1]	9.3	3.9	3.4
UK unemployment[2]	6.4	6.0	5.2
UK HPI[3]	4.6	6.1	6.1
UK bank rate	0.1	0.1	0.3
US GDP[1]	5.5	4.0	3.7
US unemployment[4]	6.0	4.8	4.6
US HPI[5]	6.8	6.7	6.3
US federal funds rate	0.3	0.3	0.5
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.21
Scenario probability weighting	19.6	24.5	26.4	16.9	12.6
As at 31.12.20
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.2021%		%	%	%	%
UK GDP[2]	25.9	20.2	3.3	(4.2)	(8.1)
UK unemployment[3]	4.1	4.3	5.1	7.5	9.8
UK HPI[4]	48.2	25.5	1.6	(5.8)	(11.8)
UK bank rate[3]	0.1	0.1	0.4	0.3	0.1
US GDP[2]	23.7	18.3	2.8	(0.2)	(3.2)
US unemployment[3]	3.8	4.2	4.7	8.9	12.0
US HPI[4]	41.2	32.6	3.6	(1.3)	(7.9)
US federal funds rate[3]	0.3	0.3	0.8	1.5	0.8

As at 31.12.20
UK GDP[2]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[3]	4.0	4.0	5.7	8.4	10.1
UK HPI[4]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[3]	0.1	0.1	—	0.6	0.6
US GDP[2]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[3]	3.8	3.8	6.4	13.0	13.7
US HPI[4]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[3]	0.1	0.1	0.3	1.3	1.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q121 (2020: Q120).
2Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios..
4Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.2021%		%	%	%	%
UK GDP[2]	5.2	4.2	3.3	2.6	1.8
UK unemployment[3]	4.6	4.8	5.1	5.7	6.5
UK HPI[4]	8.2	4.7	1.6	—	(1.6)
UK bank rate[3]	0.7	0.6	0.4	0.2	—
US GDP[2]	4.6	3.7	2.8	2.0	1.4
US unemployment[3]	4.1	4.4	4.7	6.3	8.5
US HPI[4]	7.1	5.8	3.6	1.6	(0.4)
US federal funds rate[3]	1.1	0.9	0.8	0.6	0.3

As at 31.12.20
UK GDP[2]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[3]	5.0	5.3	5.7	6.5	7.2
UK HPI[4]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[3]	0.3	0.2	—	—	(0.1)
US GDP[2]	2.9	2.4	1.6	0.8	0.1
US unemployment[3]	5.3	5.7	6.4	8.3	10.4
US HPI[4]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[3]	0.5	0.5	0.3	0.3	0.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. .
25-year yearly average CAGR, starting 2020 (2020: 2019).
35-year average. Period based on 20 quarters from Q121 (2020: Q120).
45-year quarter end CAGR, starting Q420 (2020: Q419).